Property, Plant And Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Text Block [abstract]
Summary Of Property, Plant And Equipment

In thousands of euro	Land and buildings	Plant and equipment	Fixtures and fittings	Motor vehicles	Assets under construction	Total
Cost	156,507	40,685	6,730	811	21,614	226,347
Depreciation and impairment	(17,037)	(16,263)	(2,397)	(361)	—	(36,058)

Net book value at September 30, 2021	139,470	24,422	4,333	450	21,614	190,289

Cost	93,716	25,953	5,691	602	5,142	131,104
Depreciation and impairment	(6,447)	(10,321)	(1,398)	(219)	—	(18,385)

Net book value at December 31, 2020	87,269	15,632	4,293	383	5,142	112,719

In thousands of euro	Land and Buildings*	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction**	TOTAL
Cost
At January 1, 2020	23,945	16,268	3,536	116	1,533	45,398
Additions	50,491	10,541	2,460	83	3,731	67,306
Disposals	—	(157)	(231)	—	—	(388)
Modification of lease***	24,506	—	—	—	—	24,506
Additions through business combinations under common control	—	139	131	392	—	662
Transfers	(1,812)					(1,812)
Additions through business combinations	165	735	4	10	—	914
Foreign exchange differences	(3,579)	(1,573)	(209)	1	(122)	(5,482)

At December 31, 2020	93,716	25,953	5,691	602	5,142	131,104

Depreciation/impairment
At January 1, 2020	(3,549)	(5,984)	(864)	(54)	—	(10,451)
Additions through business combinations under common control	—	(59)	(25)	(95)	—	(179)
Depreciation	(6,157)	(4,984)	(788)	(72)	—	(12,001)
Modification of lease***	1,114					1,114
Transfers	1,812					1,812
Impairment	—	(25)	—	—	—	(25)
Disposal	—	157	225	—	—	382
Foreign exchange differences	333	574	54	2	—	963

At December 31, 2020	(6,447)	(10,321)	(1,398)	(219)	—	(18,385)

Net book Value
At January 1, 2020	20,396	10,284	2,672	62	1,533	34,947

At December 31, 2020	87,269	15,632	4,293	383	5,142	112,719

Cost
At January 1, 2019	—	8,270	1,029	78	1,475	10,852
Recognition of right-of-use asset on initial application of IFRS 16	6,027	—	—	—	—	6,027
Additions	14,732	4,335	2,135	19	—	21,221
Disposals	—	(3,199)	(33)	(188)	(17)	(3,437)
Modification of lease	22	—	—	—	—	22

In thousands of euro	Land and Buildings*	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction**	TOTAL
Additions through business combinations under common control	2,584	5,989	276	189	—	9,038
Foreign exchange differences	580	873	129	18	75	1,675

At December 31, 2019	23,945	16,268	3,536	116	1,533	45,398

Depreciation/impairment
At January 1, 2019	—	(2,513)	(339)	(28)	—	(2,880)
Recognition of right-of-use asset on ini t ial application of IFRS 16	(981)	—	—	—	—	(981)
Additions through business combinations under common control	(251)	(1,547)	(53)	(169)	—	(2,020)
Depreciation	(2,267)	(2,606)	(465)	(39)	—	(5,377)
Modification of lease	42	—	—	—	—	42
Disposal	—	981	26	188	—	1,195
Foreign exchange differences	(92)	(299)	(33)	(6)	—	(430)

At December 31, 2019	(3,549)	(5,984)	(864)	(54)	—	(10,451)

Net book Value
At January 1, 2019	—	5,757	690	50	1,475	7,972

At December 31, 2019	20,396	10,284	2,672	62	1,533	34,947

In thousands of euro	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction	TOTAL
Cost
At January 1, 2018	5,249	774	41	1,841	7,905
Additions	1,769	264	37	1,112	3,182
Reclassification	1,466	—	—	(1,466)	—
Foreign exchange differences	(214)	(9)	—	(12)	(235)

At December 31, 2018	8,270	1,029	78	1,475	10,852

In thousands of euro	Plant and Equipment	Furniture and fittings	Motor Vehicles	Assets under Construction	TOTAL
Depreciation/impairment
At January 1, 2018	(660)	(110)	(15)	—	(785)
Depreciation	(1,927)	(232)	(13)	—	(2,172)
Reclassification	—	—	—	—	—
Impairment	—	—	—	—	—
Foreign exchange differences	74	3	—	—	77

At December 31, 2018	(2,513)	(339)	(28)	—	(2,880)

*
Land and Building comprise of leased buildings and leasehold improvements. The cost of leased buildings amounts to EUR 93,575 (2019: EUR 23,945) and the accumulated depreciation is EUR 6,559 (2019: 3,549).

**	Assets under construction classified under property, plant and equipment are assets bought and/or lease hold improvements that are not ready for use.
***
During 2020, the Group has entered a number of new leases and amended several existing agreements. The Group has entered into 4 material lease agreements in the USA which have a right of use of asset of EUR 23,770. In addition, the Group has leased office and factory buildings in the UK of total right of use value of EUR 24,683. Due to the growth the Group, we have renegotiated several of the existing lease agreements, which resulted in obtaining better terms and at the same time extent the period of the lease terms. The total modification of the lease amounted to EUR 24,506.